Vessels (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
July 1 to December 31, 2019	$ 4,097
2020	8,191
2021	8,191
2022	8,191
Minimum net lease payments	28,670
Less: present value discount	(3,319)
Total Obligations under operating lease (current and non-current portion)	$ 25,351	$ 29,300